Financial Instruments (Details 5)	12 Months Ended
Dec. 31, 2025
Economic - financial efficiency [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Indicator	Economic - financial efficiency
Economic - financial efficiency [Member] | Until Twenty Twenty One [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	in the base year
Penalties	Capital Increase (a)
Economic - financial efficiency [Member] | Until Twenty Twenty One 1 [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Penalties	Limitation on distribution of dividends and interest on capital
Economic - financial efficiency [Member] | Until Twenty Twenty One 2 [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Penalties	Restrictive regime for contracts with related parties
Economic - financial efficiency [Member] | Until Twenty Twenty Two [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	2 consecutive years
Penalties	Concession termination
Quality Indicators [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Indicator	Quality Indicators
Quality Indicators [Member] | Until Twenty Twenty One [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	in the base year
Penalties	Results plan
Quality Indicators [Member] | Until Twenty Twenty Two [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	2 consecutive years or 3 of the previous 5 calendar years
Penalties	Limitation on distribution of dividends and interest on capital
Quality Indicators [Member] | Unti Twenty Twenty Three [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	3 consecutive years
Penalties	Concession termination